Principal Street Short Term Municipal Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

MUNICIPAL BONDS - 96.6%	Par	Value
Alabama - 3.7%
Black Belt Energy Gas District No. 7, Series C-1, 5.25%, 12/01/2025	$1,000,000	$1,016,635
Houston County Health Care Authority, Series A, 5.00%, 10/01/2030	100,000	100,670
Russell County Public Building Authority, 4.50%, 01/01/2033	425,000	425,110
Southeast Energy Authority Cooperative District, 5.00%, 05/01/2053 (a)	350,000	361,188
		1,903,603

Alaska - 1.9%
CIVICVentures/AK, 5.00%, 09/01/2029	1,000,000	1,000,499

Arizona - 4.6%
Maricopa County Industrial Development Authority, Series B, 4.00%, 07/01/2029 (b)	1,000,000	984,178
Pima County Industrial Development Authority
5.25%, 12/01/2026 (Obligor: P.L.C. Charter Schools) (b)	360,000	360,046
Series B-3, 5.13%, 11/15/2029 (Obligor: La Posada Park Centre) (b)	500,000	503,463
Series B-3, 5.63%, 11/15/2030 (Obligor: La Posada Park Centre) (b)	500,000	505,209
		2,352,896

California - 7.4%
California Enterprise Development Authority, Series A, 4.00%, 06/01/2036 (Obligor: Rocklin Academy) (b)	500,000	464,708
California Municipal Finance Authority, 4.00%, 07/15/2029 (Obligor: United Airlines Inc.) (c)	100,000	99,362
California School Finance Authority, 5.00%, 07/01/2025 (Obligor: Hawking STEAM Charter Schools) (b)	400,000	404,461
City & County of San Francisco CA, 5.00%, 09/01/2024	100,000	100,079
M-S-R Energy Authority, 6.13%, 11/01/2029	165,000	173,067
Palomar Community College District, Series B, 0.00%, 08/01/2029 (d)	100,000	82,977
San Ysidro School District, 4.00%, 08/01/2029	130,000	130,000
Southern California Logistics Airport Authority, 4.50%, 12/01/2031	300,000	302,351
Sweetwater Union High School District Public Financing Authority, 5.00%, 09/01/2025	2,040,000	2,042,193
		3,799,198

Colorado - 0.7%
Denver City & County Airport Revenue
Series A, 5.00%, 12/01/2032 (c)	300,000	311,910
Series C, 6.13%, 11/15/2025 (c)	55,000	56,389
		368,299

District of Columbia - 1.0%
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2030 (c)	500,000	500,305

Florida - 4.2%
County of Miami-Dade FL Aviation Revenue, 5.00%, 10/01/2028 (c)	1,475,000	1,476,561
Miami-Dade County Industrial Development Authority
5.00%, 09/15/2024 (Obligor: Pinecrest Academy)	245,000	244,920
6.75%, 07/01/2029 (Obligor: Academir Charter Schools) (b)	100,000	97,089
Viera East Community Development District, 5.00%, 05/01/2026	335,000	335,278
		2,153,848

Illinois - 17.4%
Chicago Board of Education, 5.00%, 12/01/2031	150,000	155,407
Chicago O'Hare International Airport
5.00%, 01/01/2032	500,000	499,868
Series B, 5.00%, 01/01/2031 (c)	1,140,000	1,137,626
City of Blue Island, 4.75%, 12/01/2024	100,000	100,023
DeKalb & La Salle High School District No. 432, 4.00%, 02/01/2032	515,000	499,682
Harvey Public Library District, 7.10%, 12/01/2032	695,000	703,375
Illinois Finance Authority, 5.00%, 03/01/2032 (Obligor: Southern IL Healthcare)	845,000	860,342
Metropolitan Pier & Exposition Authority, 7.00%, 07/01/2026	1,665,000	1,718,053
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10
4.00%, 12/01/2027	165,000	160,386
4.00%, 12/01/2028	170,000	163,782
Sales Tax Securitization Corp., Series A, 5.00%, 01/01/2030	200,000	215,440
State of Illinois
6.00%, 11/01/2026	260,000	265,065
5.25%, 02/01/2029	1,795,000	1,798,681
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2025	325,000	325,509
Village of Villa Park, 4.00%, 12/15/2028	350,000	347,137
		8,950,376

Indiana - 2.6%
Indiana Finance Authority, 5.00%, 10/01/2032 (Obligor: Earlham College)	765,000	765,203
University Of Southern Indiana Foundation, 4.50%, 10/01/2024	575,000	575,679
		1,340,882

Iowa - 1.7%
Iowa Finance Authority, 5.00%, 08/15/2027 (Obligor: Mercy Medical Group)	245,000	245,100
PEFA, Inc., 5.00%, 09/01/2049 (a)	630,000	641,248
		886,348

Kansas - 0.3%
Topeka, Series B, 5.13%, 12/01/2026 (Obligor: Congregational Home)	175,000	174,736

Massachusetts - 0.9%
Massachusetts Development Finance Agency, 5.00%, 10/01/2029 (Obligor: Provident Commonwealth)	150,000	153,596
Massachusetts Educational Financing Authority, 4.38%, 07/01/2024 (c)	175,000	175,021
North Reading, 5.00%, 05/15/2030	120,000	120,127
		448,744

Michigan - 1.3%
Healthsource Saginaw, Inc., 4.00%, 05/01/2027	80,000	80,025
Michigan Finance Authority, Series MI-2, 5.00%, 12/01/2044 (Obligor: Trinity Health Corp.) (a)	100,000	100,685
Michigan State Building Authority, 5.00%, 04/15/2032	500,000	506,076
		686,786

Missouri - 4.1%
Missouri Development Finance Board
5.00%, 06/01/2024	400,000	400,000
Series A, 5.00%, 06/01/2027	200,000	200,082
Monarch-Chesterfield Levee District, 5.00%, 03/01/2040	1,500,000	1,500,804
		2,100,886

New Jersey - 0.9%
New Jersey Economic Development Authority
5.25%, 01/01/2025 (Obligor: Nynj Link Borrower LLC) (c)	100,000	100,102
5.00%, 01/01/2031 (Obligor: Nynj Link Borrower LLC) (c)	350,000	350,592
		450,694

New York - 6.6%
Build NYC Resource Corp., Series A-2, 7.63%, 02/01/2026 (Obligor: Voices of Community Activists) (b)	1,000,000	1,000,843
Hudson, 4.00%, 04/15/2028	95,000	95,028
Metropolitan Transportation Authority, Series C-1, 5.00%, 11/15/2030	1,000,000	1,031,402
Monroe County Industrial Development Corp./NY, 5.00%, 10/01/2031 (Obligor: Nazareth Clergy of Rochester)	925,000	946,755
New York State Dormitory Authority, Series A, 4.00%, 07/01/2033 (Obligor: St John's University)	100,000	101,981
Oneida County Local Development Corp., 5.00%, 07/01/2027 (Obligor: Hamilton College)	200,000	200,080
		3,376,089

North Carolina - 1.5%
North Carolina Capital Facilities Finance Agency, Series A, 5.00%, 10/01/2027 (Obligor: Arc Of North Carolina)	100,000	100,647
North Carolina Medical Care Commission, Series B, 5.00%, 12/01/2024 (Obligor: Wake Forest Baptist)	650,000	650,427
		751,074

Ohio - 2.1%
City of Dayton Airport Revenue, 5.00%, 12/01/2024 (c)	780,000	780,315
RiverSouth Authority, 5.00%, 06/01/2024	185,000	185,000
State of Ohio, 5.00%, 12/31/2029 (c)	100,000	100,572
		1,065,887

Oklahoma - 0.5%
Norman Regional Hospital Authority, 5.00%, 09/01/2025 (Obligor: Norman Regional Hospital Authority)	235,000	233,854

Oregon - 0.7%
Portland Water Revenue, 5.00%, 10/01/2024	350,000	350,704

Pennsylvania - 4.5%
Butler County Hospital Authority, 5.00%, 07/01/2028 (Obligor: Butler Health System)	300,000	296,753
Lycoming County Authority, Series S2, 4.50%, 11/01/2035 (Obligor: Lycoming College) (a)	500,000	497,677
Montgomery County Higher Education and Health Authority, Series UU1, 5.00%, 05/01/2029 (Obligor: Gwynedd Mercy University)	240,000	245,790
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 05/01/2025 (Obligor: Kings College)	600,000	598,753
Philadelphia Authority for Industrial Development, Series A, 5.00%, 05/01/2030 (Obligor: Russell Byers Charter School)	680,000	677,704
		2,316,677

Puerto Rico - 5.0%
Children's Trust Fund, 5.50%, 05/15/2039	620,000	623,205
Commonwealth of Puerto Rico, Series A, 0.00%, 07/01/2024 (d)	487,180	485,463
Puerto Rico Electric Power Authority
5.00%, 07/01/2024	140,000	140,017
5.00%, 07/01/2025	385,000	385,057
5.25%, 07/01/2026	200,000	198,231
Series UU, 5.00%, 07/01/2024	745,000	745,016
		2,576,989

South Carolina - 1.3%
South Carolina Jobs-Economic Development Authority
4.00%, 11/15/2027 (Obligor: Upstate Senior Living)	175,000	171,736
5.25%, 11/15/2028 (Obligor: Kiawah Life Plan Vlg Inc.)	500,000	502,328
		674,064

Tennessee - 3.3%
Greeneville, 4.00%, 06/01/2029	165,000	169,957
Tennessee Energy Acquisition Corp.
Series A, 5.25%, 09/01/2024	1,000,000	1,002,127
Series C, 5.00%, 02/01/2027	500,000	503,231
		1,675,315

Texas - 6.8%
Arlington Higher Education Finance Corp., Series A, 5.00%, 08/15/2027 (Obligor: Wayside Schools)	200,000	203,055
Bacliff Municipal Utility District, 4.50%, 09/01/2029	340,000	340,116
Central Texas Turnpike System, 5.00%, 08/15/2028	295,000	295,616
County of Wise TX, 5.00%, 08/15/2026	200,000	204,118
Harris County Cultural Education Facilities Finance Corp., Series A, 5.00%, 01/01/2033 (Obligor: Brazos Presbyterian Obligated Group)	225,000	215,450
Kountze Economic Development Corp., 15.00%, 11/01/2027 (Obligor: Allegiant Industrial, LLC)(b)	100,000	111,797
Lower Colorado River Authority, 5.00%, 05/15/2030	140,000	140,123
North Harris County Regional Water Authority, 5.00%, 12/15/2026	100,000	100,064
Port Beaumont Navigation District, 8.00%, 02/01/2039 (Obligor: Allegiant Industrial Island) (b)(c)	265,000	246,444
San Antonio, 5.00%, 02/01/2027	140,000	140,105
San Antonio Education Facilities Corp., Series B, 5.25%, 10/01/2028 (Obligor: Hallmark University, Inc.)	100,000	97,850
San Juan Higher Education Finance Authority, 8.25%, 08/15/2029 (Obligor: Idea Public Schools)	450,000	458,855
Texas Municipal Gas Acquisition and Supply Corp. I, 6.25%, 12/15/2026	935,000	960,784
		3,514,377

Virginia - 3.0%
Riverside Regional Jail Authority, 5.00%, 07/01/2025	1,550,000	1,551,836

Washington - 2.1%
Spokane County School District No 81 Spokane, 5.25%, 06/01/2024	285,000	285,000
Washington Health Care Facilities Authority, 5.00%, 10/01/2026 (Obligor: Providence St. Joseph)	290,000	290,989
Washington State Housing Finance Commission, 4.75%, 07/01/2027 (Obligor: Eastside Ret Association)	500,000	500,050
		1,076,039

West Virginia - 0.9%
Monongalia County Building Commission, 5.00%, 07/01/2028 (Obligor: Vandalia Health Obligation Group)	455,000	455,750

Wisconsin - 5.6%
Public Finance Authority
6.50%, 06/01/2045 (Obligor: Noorda College of Osteopathic) (b)	200,000	173,109
Series A, 5.75%, 06/01/2025 (Obligor: Dreamhouse 'Ewa Beach) (b)	1,325,000	1,325,207
Series A, 5.00%, 12/01/2027 (Obligor: Prime Healthcare Foundation)	530,000	531,886
Wisconsin Health & Educational Facilities Authority
5.00%, 08/15/2025 (Obligor: Aspirus Inc.)	100,000	100,063
5.00%, 12/01/2027 (Obligor: Iowa Health System)	740,000	741,111
		2,871,376
TOTAL MUNICIPAL BONDS (Cost $49,544,211)		49,608,131

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%	Shares	Value
First American Government Obligations Fund - Class X, 5.24% (e)	1,001,135	1,001,135
TOTAL SHORT-TERM INVESTMENTS (Cost $1,001,135)		1,001,135

TOTAL INVESTMENTS - 98.6% (Cost $50,545,346)		$50,609,266
Other Assets in Excess of Liabilities - 1.4%		722,583
TOTAL NET ASSETS - 100.0%		$51,331,849

Percentages are stated as a percent of net assets.

(a)
Coupon rate is variable, or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $6,176,554 or 12.0% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2024, the total value of securities subject to the AMT was $5,335,199 or 10.4% of net assets.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Principal Street Short Term Municipal Fund
	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$49,608,131	–	$49,608,131
Money Market Funds	1,001,135	–	–	1,001,135
Total Investments	$1,001,135	$49,608,131	–	$50,609,266

Refer to the Schedule of Investments for industry classifications.